Accrued and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued and other current liabilities
Accrued and other current liabilities consisted of the following at the dates indicated:

	September 30, 2023	December 31, 2022
Accrued and other current liabilities:
Sales tax payable	306,910	230,617
Deposits	54,102	—
Accrued streaming service costs	33,286	—
Accrued legal costs	27,456	31,355
Accrued subscription costs	24,180	28,774
Accrued accounting and professional services costs	49,000	94,573
Accrued payroll and benefit costs	55,703	95,947
Accrued offering costs	—	261,090
Other current liabilities	66,709	3,017

Total accrued and other current liabilities	$617,346	$745,373

Accrued and other current liabilities consisted of the following at the dates indicated:

	December 31,
	2022	2021
Accrued and other current liabilities:
Accrued offering costs	$261,090	$—
Sales Tax Payable	230,617	113,526
Accrued payroll and benefit costs	95,947	106,257
Accrued accounting and professional services costs	94,573	30,000
Accrued legal costs	31,355	—
Accrued subscription costs	28,774	35,139
Accrued advertising and marketing costs	—	37,500
Accrued streaming service costs	—	33,310
Other current liabilities	3,017	5,000

Total accrued and other current liabilities	$745,373	$360,732